Revenues (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue from External Customer [Line Items]
Net Revenues Decrease Amount	¥ 36,780
Net Revenues Decrease Percentage	12.70%	12.70%
Average Sales Price Reduction Percentage	12.30%	12.30%
Net Revenues Decrease Due To Reduction In Average Sales Price	¥ 31,953
Net Revenues Increase Due To Change In Sales Volume	¥ 4,827
Revenues From External Customers Percentage Of Total	100.00%	100.00%	100.00%	100.00%
Net revenues	¥ 290,706	$ 44,681	¥ 253,926	¥ 248,862
Specialty film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customers Percentage Of Total	37.20%	37.20%	37.80%
Sales Decrease Amount			¥ 11,998
Sales Decrease Percentage			12.50%
Net revenues	¥ 108,089	$ 16,612	¥ 96,091
Sales in other countries principally Europe, Asia and North America [Member]
Revenue from External Customer [Line Items]
Net Revenues Decrease Due To Reduction In Average Sales Price	5,502
Net Revenues Increase Due To Change In Sales Volume	¥ 8,264
Revenues From External Customers Percentage Of Total	19.10%	19.10%	16.50%
Net revenues	¥ 55,563	$ 8,540	¥ 41,797	¥ 54,636